Income Taxes (Schedule Of Income Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current, Federal	$ (77)	$ (12)	$ (747)
Current, State	152	130	(41)
Deferred, Federal	504	525	1,161
Deferred, State	(135)	(91)	92
Tax credits	(4)	(5)	(5)
Income Tax Expense (Benefit), Total	440	547	460
Pacific Gas And Electric Company [Member]
Income Tax Expense (Benefit), Total	480	574	482
Utility [Member]
Current, Federal	(83)	(54)	(696)
Current, State	161	134	(45)
Deferred, Federal	534	589	1,139
Deferred, State	(128)	(90)	89
Tax credits	(4)	(5)	(5)
Income Tax Expense (Benefit), Total	$ 480	$ 574	$ 482